Right of Use Assets and Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Disclosure of right-of-use assets [Table Text Block]
Right of Use Assets, March 31, 2024	$4,124,563
Depreciation	(384,648)
Change from lease modification	(167,015)

Right of Use Assets, September 30, 2024	$3,572,900
Right of Use Assets, March 31, 2023	$4,845,738
Depreciation	(785,306)
Transfer to deposit	(5,000)
Additions during the period	69,131

Right of Use Assets, March 31, 2024	$4,124,563

Disclosure of payments on lease liabilities [Table Text Block]
1 year	$742,597
thereafter	$5,936,935
less amount representing interest expense	$(2,562,611)
Lease liability	$4,116,921
Current Portion of Lease Liabilities	$303,550
Long Term Portion of Lease Liabilities	$3,813,371